Basis of Preparation and Statement of Compliance	12 Months Ended
Dec. 31, 2023
Basis Of Preparation And Statement Of Compliance [Abstract]
Basis of Preparation and Statement of Compliance

2. BASIS OF PREPARATION AND STATEMENT OF COMPLIANCE
In these Consolidated Financial Statements, unless otherwise indicated, all dollars are expressed in Canadian dollars. All references to C$ or $ are to Canadian dollars and references to US$ are to U.S. dollars.
These Consolidated Financial Statements were prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board and interpretations of the International Financial Reporting Interpretations Committee.
These Consolidated Financial Statements were prepared on a historical cost basis, except as detailed in the Company’s accounting policies as disclosed in Note 3.
These Consolidated Financial Statements were approved by the Board of Directors effective February 14, 2024.